Income taxes	6 Months Ended
Sep. 30, 2023
Income Tax [Abstract]
Income taxes
12. Income taxes:
For the six months ended September 30, 2022, the difference between the effective statutory tax rate of 31% and the effective tax rate of 60.3% was mainly due to an increase in
valuation
allowances, while
non-taxable revenues decreased the effective tax rate.
For the three months ended September 30, 2022, the difference between the effective statutory tax rate of 31% and the effective tax rate of 46.8% was mainly due to an increase in
valuation
allowances, while

different tax rate applicable to income (loss) of foreign subsidiaries decreased the effective tax rate.
For the six months ended September 30, 2023, the difference between the effective statutory tax rate of 31% and the effective tax rate of 40.3% was mainly due to
non-deductible expenses,
while
non-taxable revenues decreased the effective tax rate.
For the three months ended September 30, 2023, the difference between the effective statutory tax rate of 31% and the effective tax rate of 37.3% was mainly due
t
o
non-deductible expenses,
w
h
ile
 non-taxable revenues decreased the effective tax rate.